Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000007001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.02%	14.52%	8.30%
C000006998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(2.60%)	13.02%	7.43%
C000007000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	1.12%	13.40%	7.36%
C000199762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	3.12%	14.59%	8.34%
C000007002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	2.51%	13.96%	7.73%
Without Sales Load [Member] | C000006998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	2.79%	14.24%	8.02%
Without Sales Load [Member] | C000007000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	2.01%	13.40%	7.36%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	11.94%	15.42%	12.03%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	5.24%	13.24%	7.47%